Leases - Maturities of lease liabilities (Details) - GBP (£) £ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	£ 57,943	£ 21
Lease liabilities	53,365	21
Current lease liabilities	11,132	21	[1]
Non-current lease liabilities	42,233	0
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	11,132	21
1 to 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	30,643	0
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	£ 16,168	£ 0

[1]	(1) See note 3C for additional details